POLICYHOLDER ACCOUNT BALANCES - Guaranteed Minimum Interest Rates (Details) $ in Millions	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
UL | Protection Solutions
Policyholder Account Balance [Line Items]
Policyholder account value	$ 5,308	$ 5,421
VUL | Protection Solutions
Policyholder Account Balance [Line Items]
Policyholder account value	4,518	4,419
GMxB Legacy | Legacy Segment
Policyholder Account Balance [Line Items]
Policyholder account value	981	1,049
GMxB Core | Individual Retirement
Policyholder Account Balance [Line Items]
Policyholder account value	303	324
EI | Individual Retirement
Policyholder Account Balance [Line Items]
Policyholder account value	2,652	2,785
SCS | Individual Retirement
Policyholder Account Balance [Line Items]
Policyholder account value	33,613	32,675
EG | Group Retirement
Policyholder Account Balance [Line Items]
Policyholder account value	11,794	11,707
Momentum | Group Retirement
Policyholder Account Balance [Line Items]
Policyholder account value	702	704
At Guaranteed Minimum | UL | Protection Solutions
Policyholder Account Balance [Line Items]
Policyholder account value	3,796	4,594
At Guaranteed Minimum | VUL | Protection Solutions
Policyholder Account Balance [Line Items]
Policyholder account value	4,415	4,388
At Guaranteed Minimum | GMxB Legacy | Legacy Segment
Policyholder Account Balance [Line Items]
Policyholder account value	981	1,049
At Guaranteed Minimum | GMxB Core | Individual Retirement
Policyholder Account Balance [Line Items]
Policyholder account value	303	324
At Guaranteed Minimum | EI | Individual Retirement
Policyholder Account Balance [Line Items]
Policyholder account value	2,590	2,721
At Guaranteed Minimum | SCS | Individual Retirement
Policyholder Account Balance [Line Items]
Policyholder account value	33,613	32,675
At Guaranteed Minimum | EG | Group Retirement
Policyholder Account Balance [Line Items]
Policyholder account value	7,069	11,699
At Guaranteed Minimum | Momentum | Group Retirement
Policyholder Account Balance [Line Items]
Policyholder account value	$ 266	$ 281
1 Basis Point - 50 Basis Points Above | Minimum
Policyholder Account Balance [Line Items]
Above guaranteed minimum crediting rate	0.0001	0.0001
1 Basis Point - 50 Basis Points Above | Maximum
Policyholder Account Balance [Line Items]
Above guaranteed minimum crediting rate	0.0050	0.0050
1 Basis Point - 50 Basis Points Above | UL | Protection Solutions
Policyholder Account Balance [Line Items]
Policyholder account value	$ 854	$ 184
1 Basis Point - 50 Basis Points Above | VUL | Protection Solutions
Policyholder Account Balance [Line Items]
Policyholder account value	93	31
1 Basis Point - 50 Basis Points Above | GMxB Legacy | Legacy Segment
Policyholder Account Balance [Line Items]
Policyholder account value	0	0
1 Basis Point - 50 Basis Points Above | GMxB Core | Individual Retirement
Policyholder Account Balance [Line Items]
Policyholder account value	0	0
1 Basis Point - 50 Basis Points Above | EI | Individual Retirement
Policyholder Account Balance [Line Items]
Policyholder account value	0	0
1 Basis Point - 50 Basis Points Above | SCS | Individual Retirement
Policyholder Account Balance [Line Items]
Policyholder account value	0	0
1 Basis Point - 50 Basis Points Above | EG | Group Retirement
Policyholder Account Balance [Line Items]
Policyholder account value	28	8
1 Basis Point - 50 Basis Points Above | Momentum | Group Retirement
Policyholder Account Balance [Line Items]
Policyholder account value	$ 302	$ 288
51 Basis Points - 150 Basis Points Above | Minimum
Policyholder Account Balance [Line Items]
Above guaranteed minimum crediting rate	0.0051	0.0051
51 Basis Points - 150 Basis Points Above | Maximum
Policyholder Account Balance [Line Items]
Above guaranteed minimum crediting rate	0.0150	0.0150
51 Basis Points - 150 Basis Points Above | UL | Protection Solutions
Policyholder Account Balance [Line Items]
Policyholder account value	$ 610	$ 643
51 Basis Points - 150 Basis Points Above | VUL | Protection Solutions
Policyholder Account Balance [Line Items]
Policyholder account value	9	0
51 Basis Points - 150 Basis Points Above | GMxB Legacy | Legacy Segment
Policyholder Account Balance [Line Items]
Policyholder account value	0	0
51 Basis Points - 150 Basis Points Above | GMxB Core | Individual Retirement
Policyholder Account Balance [Line Items]
Policyholder account value	0	0
51 Basis Points - 150 Basis Points Above | EI | Individual Retirement
Policyholder Account Balance [Line Items]
Policyholder account value	62	64
51 Basis Points - 150 Basis Points Above | SCS | Individual Retirement
Policyholder Account Balance [Line Items]
Policyholder account value	0	0
51 Basis Points - 150 Basis Points Above | EG | Group Retirement
Policyholder Account Balance [Line Items]
Policyholder account value	1,585	0
51 Basis Points - 150 Basis Points Above | Momentum | Group Retirement
Policyholder Account Balance [Line Items]
Policyholder account value	$ 127	$ 129
Greater Than 150 Basis Points Above | Minimum
Policyholder Account Balance [Line Items]
Above guaranteed minimum crediting rate	0.0150	0.0150
Greater Than 150 Basis Points Above | UL | Protection Solutions
Policyholder Account Balance [Line Items]
Policyholder account value	$ 48	$ 0
Greater Than 150 Basis Points Above | VUL | Protection Solutions
Policyholder Account Balance [Line Items]
Policyholder account value	1	0
Greater Than 150 Basis Points Above | GMxB Legacy | Legacy Segment
Policyholder Account Balance [Line Items]
Policyholder account value	0	0
Greater Than 150 Basis Points Above | GMxB Core | Individual Retirement
Policyholder Account Balance [Line Items]
Policyholder account value	0	0
Greater Than 150 Basis Points Above | EI | Individual Retirement
Policyholder Account Balance [Line Items]
Policyholder account value	0	0
Greater Than 150 Basis Points Above | SCS | Individual Retirement
Policyholder Account Balance [Line Items]
Policyholder account value	0	0
Greater Than 150 Basis Points Above | EG | Group Retirement
Policyholder Account Balance [Line Items]
Policyholder account value	3,112	0
Greater Than 150 Basis Points Above | Momentum | Group Retirement
Policyholder Account Balance [Line Items]
Policyholder account value	7	6
0.00% - 1.50% | UL | Protection Solutions
Policyholder Account Balance [Line Items]
Policyholder account value	6	$ 5
0.00% - 1.50% | UL | Protection Solutions | Minimum
Policyholder Account Balance [Line Items]
Guaranteed minimum credit rating		0.00%
0.00% - 1.50% | UL | Protection Solutions | Maximum
Policyholder Account Balance [Line Items]
Guaranteed minimum credit rating		1.50%
0.00% - 1.50% | VUL | Protection Solutions
Policyholder Account Balance [Line Items]
Policyholder account value	$ 78	$ 52
0.00% - 1.50% | VUL | Protection Solutions | Minimum
Policyholder Account Balance [Line Items]
Guaranteed minimum credit rating	0.00%	0.00%
0.00% - 1.50% | VUL | Protection Solutions | Maximum
Policyholder Account Balance [Line Items]
Guaranteed minimum credit rating	1.50%	1.50%
0.00% - 1.50% | GMxB Legacy | Legacy Segment
Policyholder Account Balance [Line Items]
Policyholder account value	$ 386	$ 394
0.00% - 1.50% | GMxB Legacy | Legacy Segment | Minimum
Policyholder Account Balance [Line Items]
Guaranteed minimum credit rating	0.00%	0.00%
0.00% - 1.50% | GMxB Legacy | Legacy Segment | Maximum
Policyholder Account Balance [Line Items]
Guaranteed minimum credit rating	1.50%	1.50%
0.00% - 1.50% | GMxB Core | Individual Retirement
Policyholder Account Balance [Line Items]
Policyholder account value	$ 289	$ 307
0.00% - 1.50% | GMxB Core | Individual Retirement | Minimum
Policyholder Account Balance [Line Items]
Guaranteed minimum credit rating	0.00%	0.00%
0.00% - 1.50% | GMxB Core | Individual Retirement | Maximum
Policyholder Account Balance [Line Items]
Guaranteed minimum credit rating	1.50%	1.50%
0.00% - 1.50% | EI | Individual Retirement
Policyholder Account Balance [Line Items]
Policyholder account value	$ 345	$ 340
0.00% - 1.50% | EI | Individual Retirement | Minimum
Policyholder Account Balance [Line Items]
Guaranteed minimum credit rating	0.00%	0.00%
0.00% - 1.50% | EI | Individual Retirement | Maximum
Policyholder Account Balance [Line Items]
Guaranteed minimum credit rating	1.50%	1.50%
0.00% - 1.50% | SCS | Individual Retirement
Policyholder Account Balance [Line Items]
Policyholder account value	$ 28,086	$ 26,421
0.00% - 1.50% | SCS | Individual Retirement | Minimum
Policyholder Account Balance [Line Items]
Guaranteed minimum credit rating	0.00%	0.00%
0.00% - 1.50% | SCS | Individual Retirement | Maximum
Policyholder Account Balance [Line Items]
Guaranteed minimum credit rating	1.50%	1.50%
0.00% - 1.50% | EG | Group Retirement
Policyholder Account Balance [Line Items]
Policyholder account value	$ 3,592	$ 3,400
0.00% - 1.50% | EG | Group Retirement | Minimum
Policyholder Account Balance [Line Items]
Guaranteed minimum credit rating	0.00%	0.00%
0.00% - 1.50% | EG | Group Retirement | Maximum
Policyholder Account Balance [Line Items]
Guaranteed minimum credit rating	1.50%	1.50%
0.00% - 1.50% | Momentum | Group Retirement
Policyholder Account Balance [Line Items]
Policyholder account value	$ 445	$ 431
0.00% - 1.50% | Momentum | Group Retirement | Minimum
Policyholder Account Balance [Line Items]
Guaranteed minimum credit rating	0.00%	0.00%
0.00% - 1.50% | Momentum | Group Retirement | Maximum
Policyholder Account Balance [Line Items]
Guaranteed minimum credit rating	1.50%	1.50%
0.00% - 1.50% | At Guaranteed Minimum | UL | Protection Solutions
Policyholder Account Balance [Line Items]
Policyholder account value	$ 0	$ 0
0.00% - 1.50% | At Guaranteed Minimum | VUL | Protection Solutions
Policyholder Account Balance [Line Items]
Policyholder account value	30	21
0.00% - 1.50% | At Guaranteed Minimum | GMxB Legacy | Legacy Segment
Policyholder Account Balance [Line Items]
Policyholder account value	386	394
0.00% - 1.50% | At Guaranteed Minimum | GMxB Core | Individual Retirement
Policyholder Account Balance [Line Items]
Policyholder account value	289	307
0.00% - 1.50% | At Guaranteed Minimum | EI | Individual Retirement
Policyholder Account Balance [Line Items]
Policyholder account value	345	340
0.00% - 1.50% | At Guaranteed Minimum | SCS | Individual Retirement
Policyholder Account Balance [Line Items]
Policyholder account value	28,086	26,421
0.00% - 1.50% | At Guaranteed Minimum | EG | Group Retirement
Policyholder Account Balance [Line Items]
Policyholder account value	109	3,395
0.00% - 1.50% | At Guaranteed Minimum | Momentum | Group Retirement
Policyholder Account Balance [Line Items]
Policyholder account value	15	14
0.00% - 1.50% | 1 Basis Point - 50 Basis Points Above | UL | Protection Solutions
Policyholder Account Balance [Line Items]
Policyholder account value	0	0
0.00% - 1.50% | 1 Basis Point - 50 Basis Points Above | VUL | Protection Solutions
Policyholder Account Balance [Line Items]
Policyholder account value	40	31
0.00% - 1.50% | 1 Basis Point - 50 Basis Points Above | GMxB Legacy | Legacy Segment
Policyholder Account Balance [Line Items]
Policyholder account value	0	0
0.00% - 1.50% | 1 Basis Point - 50 Basis Points Above | GMxB Core | Individual Retirement
Policyholder Account Balance [Line Items]
Policyholder account value	0	0
0.00% - 1.50% | 1 Basis Point - 50 Basis Points Above | EI | Individual Retirement
Policyholder Account Balance [Line Items]
Policyholder account value	0	0
0.00% - 1.50% | 1 Basis Point - 50 Basis Points Above | SCS | Individual Retirement
Policyholder Account Balance [Line Items]
Policyholder account value	0	0
0.00% - 1.50% | 1 Basis Point - 50 Basis Points Above | EG | Group Retirement
Policyholder Account Balance [Line Items]
Policyholder account value	5	5
0.00% - 1.50% | 1 Basis Point - 50 Basis Points Above | Momentum | Group Retirement
Policyholder Account Balance [Line Items]
Policyholder account value	301	287
0.00% - 1.50% | 51 Basis Points - 150 Basis Points Above | UL | Protection Solutions
Policyholder Account Balance [Line Items]
Policyholder account value	5	5
0.00% - 1.50% | 51 Basis Points - 150 Basis Points Above | VUL | Protection Solutions
Policyholder Account Balance [Line Items]
Policyholder account value	7	0
0.00% - 1.50% | 51 Basis Points - 150 Basis Points Above | GMxB Legacy | Legacy Segment
Policyholder Account Balance [Line Items]
Policyholder account value	0	0
0.00% - 1.50% | 51 Basis Points - 150 Basis Points Above | GMxB Core | Individual Retirement
Policyholder Account Balance [Line Items]
Policyholder account value	0	0
0.00% - 1.50% | 51 Basis Points - 150 Basis Points Above | EI | Individual Retirement
Policyholder Account Balance [Line Items]
Policyholder account value	0	0
0.00% - 1.50% | 51 Basis Points - 150 Basis Points Above | SCS | Individual Retirement
Policyholder Account Balance [Line Items]
Policyholder account value	0	0
0.00% - 1.50% | 51 Basis Points - 150 Basis Points Above | EG | Group Retirement
Policyholder Account Balance [Line Items]
Policyholder account value	366	0
0.00% - 1.50% | 51 Basis Points - 150 Basis Points Above | Momentum | Group Retirement
Policyholder Account Balance [Line Items]
Policyholder account value	122	124
0.00% - 1.50% | Greater Than 150 Basis Points Above | UL | Protection Solutions
Policyholder Account Balance [Line Items]
Policyholder account value	1	0
0.00% - 1.50% | Greater Than 150 Basis Points Above | VUL | Protection Solutions
Policyholder Account Balance [Line Items]
Policyholder account value	1	0
0.00% - 1.50% | Greater Than 150 Basis Points Above | GMxB Legacy | Legacy Segment
Policyholder Account Balance [Line Items]
Policyholder account value	0	0
0.00% - 1.50% | Greater Than 150 Basis Points Above | GMxB Core | Individual Retirement
Policyholder Account Balance [Line Items]
Policyholder account value	0	0
0.00% - 1.50% | Greater Than 150 Basis Points Above | EI | Individual Retirement
Policyholder Account Balance [Line Items]
Policyholder account value	0	0
0.00% - 1.50% | Greater Than 150 Basis Points Above | SCS | Individual Retirement
Policyholder Account Balance [Line Items]
Policyholder account value	0	0
0.00% - 1.50% | Greater Than 150 Basis Points Above | EG | Group Retirement
Policyholder Account Balance [Line Items]
Policyholder account value	3,112	0
0.00% - 1.50% | Greater Than 150 Basis Points Above | Momentum | Group Retirement
Policyholder Account Balance [Line Items]
Policyholder account value	7	6
1.51% - 2.50% | UL | Protection Solutions
Policyholder Account Balance [Line Items]
Policyholder account value	1,030	$ 1,019
1.51% - 2.50% | UL | Protection Solutions | Minimum
Policyholder Account Balance [Line Items]
Guaranteed minimum credit rating		1.51%
1.51% - 2.50% | UL | Protection Solutions | Maximum
Policyholder Account Balance [Line Items]
Guaranteed minimum credit rating		2.50%
1.51% - 2.50% | VUL | Protection Solutions
Policyholder Account Balance [Line Items]
Policyholder account value	$ 538	$ 480
1.51% - 2.50% | VUL | Protection Solutions | Minimum
Policyholder Account Balance [Line Items]
Guaranteed minimum credit rating	1.51%	1.51%
1.51% - 2.50% | VUL | Protection Solutions | Maximum
Policyholder Account Balance [Line Items]
Guaranteed minimum credit rating	2.50%	2.50%
1.51% - 2.50% | GMxB Legacy | Legacy Segment
Policyholder Account Balance [Line Items]
Policyholder account value	$ 560	$ 618
1.51% - 2.50% | GMxB Legacy | Legacy Segment | Minimum
Policyholder Account Balance [Line Items]
Guaranteed minimum credit rating	1.51%	1.51%
1.51% - 2.50% | GMxB Legacy | Legacy Segment | Maximum
Policyholder Account Balance [Line Items]
Guaranteed minimum credit rating	2.50%	2.50%
1.51% - 2.50% | GMxB Core | Individual Retirement
Policyholder Account Balance [Line Items]
Policyholder account value	$ 14	$ 17
1.51% - 2.50% | GMxB Core | Individual Retirement | Minimum
Policyholder Account Balance [Line Items]
Guaranteed minimum credit rating	1.51%	1.51%
1.51% - 2.50% | GMxB Core | Individual Retirement | Maximum
Policyholder Account Balance [Line Items]
Guaranteed minimum credit rating	2.50%	2.50%
1.51% - 2.50% | EI | Individual Retirement
Policyholder Account Balance [Line Items]
Policyholder account value	$ 46	$ 50
1.51% - 2.50% | EI | Individual Retirement | Minimum
Policyholder Account Balance [Line Items]
Guaranteed minimum credit rating	1.51%	1.51%
1.51% - 2.50% | EI | Individual Retirement | Maximum
Policyholder Account Balance [Line Items]
Guaranteed minimum credit rating	2.50%	2.50%
1.51% - 2.50% | SCS | Individual Retirement
Policyholder Account Balance [Line Items]
Policyholder account value	$ 5,527	$ 6,254
1.51% - 2.50% | SCS | Individual Retirement | Minimum
Policyholder Account Balance [Line Items]
Guaranteed minimum credit rating	1.51%	1.51%
1.51% - 2.50% | SCS | Individual Retirement | Maximum
Policyholder Account Balance [Line Items]
Guaranteed minimum credit rating	2.50%	2.50%
1.51% - 2.50% | EG | Group Retirement
Policyholder Account Balance [Line Items]
Policyholder account value	$ 902	$ 872
1.51% - 2.50% | EG | Group Retirement | Minimum
Policyholder Account Balance [Line Items]
Guaranteed minimum credit rating	1.51%	1.51%
1.51% - 2.50% | EG | Group Retirement | Maximum
Policyholder Account Balance [Line Items]
Guaranteed minimum credit rating	2.50%	2.50%
1.51% - 2.50% | Momentum | Group Retirement
Policyholder Account Balance [Line Items]
Policyholder account value	$ 179	$ 191
1.51% - 2.50% | Momentum | Group Retirement | Minimum
Policyholder Account Balance [Line Items]
Guaranteed minimum credit rating	1.51%	1.51%
1.51% - 2.50% | Momentum | Group Retirement | Maximum
Policyholder Account Balance [Line Items]
Guaranteed minimum credit rating	2.50%	2.50%
1.51% - 2.50% | At Guaranteed Minimum | UL | Protection Solutions
Policyholder Account Balance [Line Items]
Policyholder account value	$ 181	$ 197
1.51% - 2.50% | At Guaranteed Minimum | VUL | Protection Solutions
Policyholder Account Balance [Line Items]
Policyholder account value	485	480
1.51% - 2.50% | At Guaranteed Minimum | GMxB Legacy | Legacy Segment
Policyholder Account Balance [Line Items]
Policyholder account value	560	618
1.51% - 2.50% | At Guaranteed Minimum | GMxB Core | Individual Retirement
Policyholder Account Balance [Line Items]
Policyholder account value	14	17
1.51% - 2.50% | At Guaranteed Minimum | EI | Individual Retirement
Policyholder Account Balance [Line Items]
Policyholder account value	46	50
1.51% - 2.50% | At Guaranteed Minimum | SCS | Individual Retirement
Policyholder Account Balance [Line Items]
Policyholder account value	5,527	6,254
1.51% - 2.50% | At Guaranteed Minimum | EG | Group Retirement
Policyholder Account Balance [Line Items]
Policyholder account value	11	869
1.51% - 2.50% | At Guaranteed Minimum | Momentum | Group Retirement
Policyholder Account Balance [Line Items]
Policyholder account value	178	190
1.51% - 2.50% | 1 Basis Point - 50 Basis Points Above | UL | Protection Solutions
Policyholder Account Balance [Line Items]
Policyholder account value	197	184
1.51% - 2.50% | 1 Basis Point - 50 Basis Points Above | VUL | Protection Solutions
Policyholder Account Balance [Line Items]
Policyholder account value	53	0
1.51% - 2.50% | 1 Basis Point - 50 Basis Points Above | GMxB Legacy | Legacy Segment
Policyholder Account Balance [Line Items]
Policyholder account value	0	0
1.51% - 2.50% | 1 Basis Point - 50 Basis Points Above | GMxB Core | Individual Retirement
Policyholder Account Balance [Line Items]
Policyholder account value	0	0
1.51% - 2.50% | 1 Basis Point - 50 Basis Points Above | EI | Individual Retirement
Policyholder Account Balance [Line Items]
Policyholder account value	0	0
1.51% - 2.50% | 1 Basis Point - 50 Basis Points Above | SCS | Individual Retirement
Policyholder Account Balance [Line Items]
Policyholder account value	0	0
1.51% - 2.50% | 1 Basis Point - 50 Basis Points Above | EG | Group Retirement
Policyholder Account Balance [Line Items]
Policyholder account value	2	3
1.51% - 2.50% | 1 Basis Point - 50 Basis Points Above | Momentum | Group Retirement
Policyholder Account Balance [Line Items]
Policyholder account value	1	1
1.51% - 2.50% | 51 Basis Points - 150 Basis Points Above | UL | Protection Solutions
Policyholder Account Balance [Line Items]
Policyholder account value	605	638
1.51% - 2.50% | 51 Basis Points - 150 Basis Points Above | VUL | Protection Solutions
Policyholder Account Balance [Line Items]
Policyholder account value	0	0
1.51% - 2.50% | 51 Basis Points - 150 Basis Points Above | GMxB Legacy | Legacy Segment
Policyholder Account Balance [Line Items]
Policyholder account value	0	0
1.51% - 2.50% | 51 Basis Points - 150 Basis Points Above | GMxB Core | Individual Retirement
Policyholder Account Balance [Line Items]
Policyholder account value	0	0
1.51% - 2.50% | 51 Basis Points - 150 Basis Points Above | EI | Individual Retirement
Policyholder Account Balance [Line Items]
Policyholder account value	0	0
1.51% - 2.50% | 51 Basis Points - 150 Basis Points Above | SCS | Individual Retirement
Policyholder Account Balance [Line Items]
Policyholder account value	0	0
1.51% - 2.50% | 51 Basis Points - 150 Basis Points Above | EG | Group Retirement
Policyholder Account Balance [Line Items]
Policyholder account value	889	0
1.51% - 2.50% | 51 Basis Points - 150 Basis Points Above | Momentum | Group Retirement
Policyholder Account Balance [Line Items]
Policyholder account value	0	0
1.51% - 2.50% | Greater Than 150 Basis Points Above | UL | Protection Solutions
Policyholder Account Balance [Line Items]
Policyholder account value	47	0
1.51% - 2.50% | Greater Than 150 Basis Points Above | VUL | Protection Solutions
Policyholder Account Balance [Line Items]
Policyholder account value	0	0
1.51% - 2.50% | Greater Than 150 Basis Points Above | GMxB Legacy | Legacy Segment
Policyholder Account Balance [Line Items]
Policyholder account value	0	0
1.51% - 2.50% | Greater Than 150 Basis Points Above | GMxB Core | Individual Retirement
Policyholder Account Balance [Line Items]
Policyholder account value	0	0
1.51% - 2.50% | Greater Than 150 Basis Points Above | EI | Individual Retirement
Policyholder Account Balance [Line Items]
Policyholder account value	0	0
1.51% - 2.50% | Greater Than 150 Basis Points Above | SCS | Individual Retirement
Policyholder Account Balance [Line Items]
Policyholder account value	0	0
1.51% - 2.50% | Greater Than 150 Basis Points Above | EG | Group Retirement
Policyholder Account Balance [Line Items]
Policyholder account value	0	0
1.51% - 2.50% | Greater Than 150 Basis Points Above | Momentum | Group Retirement
Policyholder Account Balance [Line Items]
Policyholder account value	0	0
Greater than 2.50% | UL | Protection Solutions
Policyholder Account Balance [Line Items]
Policyholder account value	4,272	$ 4,397
Greater than 2.50% | UL | Protection Solutions | Minimum
Policyholder Account Balance [Line Items]
Guaranteed minimum credit rating		2.50%
Greater than 2.50% | VUL | Protection Solutions
Policyholder Account Balance [Line Items]
Policyholder account value	$ 3,902	$ 3,887
Greater than 2.50% | VUL | Protection Solutions | Minimum
Policyholder Account Balance [Line Items]
Guaranteed minimum credit rating	2.50%	2.50%
Greater than 2.50% | GMxB Legacy | Legacy Segment
Policyholder Account Balance [Line Items]
Policyholder account value	$ 35	$ 37
Greater than 2.50% | GMxB Legacy | Legacy Segment | Minimum
Policyholder Account Balance [Line Items]
Guaranteed minimum credit rating	2.50%	2.50%
Greater than 2.50% | GMxB Core | Individual Retirement
Policyholder Account Balance [Line Items]
Policyholder account value	$ 0	$ 0
Greater than 2.50% | GMxB Core | Individual Retirement | Minimum
Policyholder Account Balance [Line Items]
Guaranteed minimum credit rating	2.50%	2.50%
Greater than 2.50% | EI | Individual Retirement
Policyholder Account Balance [Line Items]
Policyholder account value	$ 2,261	$ 2,395
Greater than 2.50% | EI | Individual Retirement | Minimum
Policyholder Account Balance [Line Items]
Guaranteed minimum credit rating	2.50%	2.50%
Greater than 2.50% | SCS | Individual Retirement
Policyholder Account Balance [Line Items]
Policyholder account value	$ 0
Greater than 2.50% | SCS | Individual Retirement | Minimum
Policyholder Account Balance [Line Items]
Guaranteed minimum credit rating	2.50%	2.50%
Greater than 2.50% | EG | Group Retirement
Policyholder Account Balance [Line Items]
Guaranteed minimum credit rating		2.50%
Policyholder account value	$ 7,300	$ 7,435
Greater than 2.50% | EG | Group Retirement | Minimum
Policyholder Account Balance [Line Items]
Guaranteed minimum credit rating	2.50%
Greater than 2.50% | Momentum | Group Retirement
Policyholder Account Balance [Line Items]
Guaranteed minimum credit rating		2.50%
Policyholder account value	$ 78	$ 82
Greater than 2.50% | Momentum | Group Retirement | Minimum
Policyholder Account Balance [Line Items]
Guaranteed minimum credit rating	2.50%
Greater than 2.50% | At Guaranteed Minimum | UL | Protection Solutions
Policyholder Account Balance [Line Items]
Policyholder account value	$ 3,615	4,397
Greater than 2.50% | At Guaranteed Minimum | VUL | Protection Solutions
Policyholder Account Balance [Line Items]
Policyholder account value	3,900	3,887
Greater than 2.50% | At Guaranteed Minimum | GMxB Legacy | Legacy Segment
Policyholder Account Balance [Line Items]
Policyholder account value	35	37
Greater than 2.50% | At Guaranteed Minimum | GMxB Core | Individual Retirement
Policyholder Account Balance [Line Items]
Policyholder account value	0
Greater than 2.50% | At Guaranteed Minimum | EI | Individual Retirement
Policyholder Account Balance [Line Items]
Policyholder account value	2,199	2,331
Greater than 2.50% | At Guaranteed Minimum | SCS | Individual Retirement
Policyholder Account Balance [Line Items]
Policyholder account value	0
Greater than 2.50% | At Guaranteed Minimum | EG | Group Retirement
Policyholder Account Balance [Line Items]
Policyholder account value	6,949	7,435
Greater than 2.50% | At Guaranteed Minimum | Momentum | Group Retirement
Policyholder Account Balance [Line Items]
Policyholder account value	73	77
Greater than 2.50% | 1 Basis Point - 50 Basis Points Above | UL | Protection Solutions
Policyholder Account Balance [Line Items]
Policyholder account value	657	0
Greater than 2.50% | 1 Basis Point - 50 Basis Points Above | VUL | Protection Solutions
Policyholder Account Balance [Line Items]
Policyholder account value	0	0
Greater than 2.50% | 1 Basis Point - 50 Basis Points Above | GMxB Legacy | Legacy Segment
Policyholder Account Balance [Line Items]
Policyholder account value	0	0
Greater than 2.50% | 1 Basis Point - 50 Basis Points Above | GMxB Core | Individual Retirement
Policyholder Account Balance [Line Items]
Policyholder account value	0
Greater than 2.50% | 1 Basis Point - 50 Basis Points Above | EI | Individual Retirement
Policyholder Account Balance [Line Items]
Policyholder account value	0	0
Greater than 2.50% | 1 Basis Point - 50 Basis Points Above | SCS | Individual Retirement
Policyholder Account Balance [Line Items]
Policyholder account value	0
Greater than 2.50% | 1 Basis Point - 50 Basis Points Above | EG | Group Retirement
Policyholder Account Balance [Line Items]
Policyholder account value	21	0
Greater than 2.50% | 1 Basis Point - 50 Basis Points Above | Momentum | Group Retirement
Policyholder Account Balance [Line Items]
Policyholder account value	0	0
Greater than 2.50% | 51 Basis Points - 150 Basis Points Above | UL | Protection Solutions
Policyholder Account Balance [Line Items]
Policyholder account value	0	0
Greater than 2.50% | 51 Basis Points - 150 Basis Points Above | VUL | Protection Solutions
Policyholder Account Balance [Line Items]
Policyholder account value	2	0
Greater than 2.50% | 51 Basis Points - 150 Basis Points Above | GMxB Legacy | Legacy Segment
Policyholder Account Balance [Line Items]
Policyholder account value	0	0
Greater than 2.50% | 51 Basis Points - 150 Basis Points Above | GMxB Core | Individual Retirement
Policyholder Account Balance [Line Items]
Policyholder account value	0
Greater than 2.50% | 51 Basis Points - 150 Basis Points Above | EI | Individual Retirement
Policyholder Account Balance [Line Items]
Policyholder account value	62	64
Greater than 2.50% | 51 Basis Points - 150 Basis Points Above | SCS | Individual Retirement
Policyholder Account Balance [Line Items]
Policyholder account value	0
Greater than 2.50% | 51 Basis Points - 150 Basis Points Above | EG | Group Retirement
Policyholder Account Balance [Line Items]
Policyholder account value	330	0
Greater than 2.50% | 51 Basis Points - 150 Basis Points Above | Momentum | Group Retirement
Policyholder Account Balance [Line Items]
Policyholder account value	5	5
Greater than 2.50% | Greater Than 150 Basis Points Above | UL | Protection Solutions
Policyholder Account Balance [Line Items]
Policyholder account value	0	0
Greater than 2.50% | Greater Than 150 Basis Points Above | VUL | Protection Solutions
Policyholder Account Balance [Line Items]
Policyholder account value	0	0
Greater than 2.50% | Greater Than 150 Basis Points Above | GMxB Legacy | Legacy Segment
Policyholder Account Balance [Line Items]
Policyholder account value	0	0
Greater than 2.50% | Greater Than 150 Basis Points Above | GMxB Core | Individual Retirement
Policyholder Account Balance [Line Items]
Policyholder account value	0
Greater than 2.50% | Greater Than 150 Basis Points Above | EI | Individual Retirement
Policyholder Account Balance [Line Items]
Policyholder account value	0	0
Greater than 2.50% | Greater Than 150 Basis Points Above | SCS | Individual Retirement
Policyholder Account Balance [Line Items]
Policyholder account value	0
Greater than 2.50% | Greater Than 150 Basis Points Above | EG | Group Retirement
Policyholder Account Balance [Line Items]
Policyholder account value	0	0
Greater than 2.50% | Greater Than 150 Basis Points Above | Momentum | Group Retirement
Policyholder Account Balance [Line Items]
Policyholder account value	$ 0	$ 0